Stockholders' Equity (Details Textual) (Detail) (USD $)	0 Months Ended			1 Months Ended		12 Months Ended		0 Months Ended
	Jan. 29, 2014	Sep. 25, 2013	Dec. 20, 2012	Aug. 31, 2014	Jul. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 12, 2014	Sep. 08, 2014
Class of Stock [Line Items]
Reverse stock split	0.1
Common stock, par value (in dollars per share)	$ 0.01					$ 0.01	$ 0.01
Transferable subscription right with respect to each share of common stock					1
Common stock per subscription right					0.21
Subscription right exercise price					16.00
Common stock, shares issued		14,400,000		6,400,000		37,068,886	30,151,000
Proceeds from sale of common stock		$ 199,200,000		$ 101,500,000		$ 103,949,000	$ 199,170,000
Offering costs		830,000				237,000
Maximum amount of repurchase rights agreement						50,000,000
Shares of compensation authorized to be issued under the Incentive Plan (in shares)			1,600,000
Total shares of restricted stock vested in separation agreement									110,000
Compensation cost from separation agreement						1,700,000
Weighted-average grant-date fair value per share of options granted (in usd per share)						$ 5.91
Period of stock option compensation cost recognition						2 years
Diluted weighted-average common stock outstanding (in shares)						32,739,000	19,740,000
Restricted Stock [Member]
Class of Stock [Line Items]
Restricted stock vesting period			5 years
Compensation cost						4,800,000	1,200,000
Unrecognized compensation costs related to restricted stock awards						7,500,000	8,100,000
Period of restricted stock compensation cost recognition						3 years 9 months	4 years 4 months 13 days
Employee Stock Option [Member]
Class of Stock [Line Items]
Unrecognized compensation costs related to restricted stock awards						2,200,000
Diluted weighted-average common stock outstanding (in shares)						401,000	0
Share-based Compensation Award, Tranche One [Member]
Class of Stock [Line Items]
Separation agreement with former chief operating officer, first tranche						27,000
Koko' oha Investments, Inc. [Member] | Share-based Compensation Award, Tranche Two [Member]
Class of Stock [Line Items]
Separation agreement with former chief operating officer, second tranche						83,000
Stock Purchase Plan [Member] | Employee Stock [Member]
Class of Stock [Line Items]
Maximum stock purchase per employee								$ 1,000,000
Stock Purchase Plan restricted sale of stock period								2 years
Percent of common stock granted in proportion to common stock purchased								20.00%
Vesting percentage of restricted stock granted in relation to shares purchased under the Stock Purchase Plan								50.00%
Vesting period of restricted stock granted in relation to shares purchased under the Stock Purchase Plan								2 years
Term for stock option purchase in relation to Stock Purchase Plan								5 years
Vesting percentage of purchase of stock options in relation to shares purchased under the Stock Purchase Plan								50.00%
Vesting period of stock options purchased in relation to shares purchased under the Stock Purchase Plan								2 years
Stock Purchase Plan [Member] | Non-Employee Chairman [Member] | Employee Stock [Member]
Class of Stock [Line Items]
Vesting percentage of purchase of stock options in relation to shares purchased under the Stock Purchase Plan								50.00%
Stock Purchase Plan [Member] | Non-Employee Board Member [Member] | Employee Stock [Member]
Class of Stock [Line Items]
Vesting percentage of purchase of stock options in relation to shares purchased under the Stock Purchase Plan								35.00%
Stock Purchase Plan [Member] | Executive Officer [Member] | Minimum [Member] | Employee Stock [Member]
Class of Stock [Line Items]
Vesting percentage of purchase of stock options in relation to shares purchased under the Stock Purchase Plan								50.00%
Stock Purchase Plan [Member] | Executive Officer [Member] | Maximum [Member] | Employee Stock [Member]
Class of Stock [Line Items]
Vesting percentage of purchase of stock options in relation to shares purchased under the Stock Purchase Plan								70.00%